SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details) - Stock options [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Stock Options Outstanding, Beginning	4,256,000	2,839,000
Granted	2,545,000	2,390,000
Exercised	0	(48,000)
Expired	(105,000)	(880,000)
Cancelled / Forfeited	(30,000)	(45,000)
Stock Options Outstanding, Ending	6,666,000	4,256,000
Stock Options Exercisable	5,328,500	0
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.36	$ 1.68
Weighted Average Exercise Price, Granted	1.12	1.20
Weighted Average Exercise Price, Exercised		0.79
Weighted Average Exercise Price, Expired	1.30	1.98
Weighted Average Exercise Price, Cancelled / Forfeited	1.40	1.40
Outstanding And Exercisable Weighted Average Exercise Price, Ending	1.27	1.36
Weighted Average Exercise Price, Stock Options Exercisable	$ 1.31	$ 0.00